Condensed Consolidated Balance Sheets - USD ($)	Aug. 31, 2021	May 31, 2021	May 31, 2020
Current Assets
Cash and cash equivalents	$ 673,693	$ 414,257	$ 160,208
Accounts receivable, net	139,166	160,101	127,653
Inventory	297,013	206,974	15,787
Other current assets	41,250	52,643	5,588
Total Current Assets	1,151,122	833,975	309,236
Non Current Assets
Goodwill	5,180,141	5,180,141	5,155,141
Intangible assets, net	1,558,039	1,635,227	2,141,374
Deferred brokerage fees	77,539	79,943	149,223
Property and equipment, net	566,970	574,308	232,733
Right of use asset, operating leases, net	1,562,617	1,533,010	490,984
Security deposits	40,307	40,307	14,885
Due from franchisees	3,037	23,007
Deferred financing costs	320,399	307,494	98,198
Total Non Current Assets	9,309,049	9,373,437	8,282,538
TOTAL ASSETS	10,460,171	10,207,412	8,591,774
Current Liabilities
Accounts payable	209,594	438,466	126,716
Accrued expenses	1,147,434	1,166,433	1,381,342
Current portion of convertible note payable, net of discount	1,323,051	2,211,097	1,127,320
Loan payable	82,235	82,235	40,500
Note payable - related party			64,728
Operating lease obligation, current	311,116	307,013	151,867
Current portion of deferred revenues	30,034	30,034	3,795
Stock payable			75,000
Total Current Liabilities	3,103,464	4,235,278	2,971,268
Operating lease obligation, net of current portion	1,245,699	1,199,748	339,116
Deferred revenues, less current portion	176,127	182,342	365,718
Non current portion of convertible notes payable,net of discount	235,030
Total Non Current Liabilities	1,656,856	1,382,090
Total Liabilities	4,760,320	5,617,368	3,676,102
Commitments and Contingencies - Note 7
Stockholders’ Equity
Preferred stock - $0.0001 par value, 1,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.0001 par value; 36,000,000 shares authorized; 1,492,595 and 1,427,124 shares issued and outstanding as of August 31, 2021 and May 31, 2021 respectively	149	142	100
Additional paid-in capital	21,233,531	16,708,762	11,132,103
Accumulated deficit	(16,502,806)	(12,291,899)	(6,195,044)
Total Simplicity Esports and Gaming Company Stockholders’ Equity	5,581,649	4,417,005	4,937,159
Non-Controlling Interest	118,202	173,039	(21,487)
Total Stockholders’ Equity	5,699,851	4,590,044	4,915,672
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	10,460,171	10,207,412	$ 8,591,774
Common stock issuable	$ 850,775